T. ROWE PRICE Virginia Tax-Free Bond Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock — 15
Total Common Stocks (Cost $15) 15
MUNICIPAL SECURITIES 100.4%
ALASKA 0.2%
Alaska Housing Fin., Home Mortgage, Series A, VRDN, 0.03%,
6/1/32 (1) 1,395 1,395
Valdez, Exxon Pipeline Project, Series A, VRDN, 0.01%, 12/1/33  2,000 2,000
3,395
CALIFORNIA 0.1%
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series C, VRDN,
0.05%, 8/1/35  2,540 2,540
2,540
DISTRICT OF COLUMBIA 13.9%
Metropolitan Washington Airports Auth., 5.00%, 10/1/35 (1) 4,360 5,395
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 4,178
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,824
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 3,345 3,996
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,020 3,598
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (1) 2,000 2,127
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 1,250 1,328
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (1) 2,000 2,642
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 1,000 1,061
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/36 (1) 5,195 6,569
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/37 (1) 7,460 9,409
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 7,509
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 2,000 2,507
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 7,185 9,010
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 6,930 8,608

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (1) 10,275 12,806
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/49 (1) 6,500 8,026
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/37  2,470 2,998
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/38  2,565 3,105
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 11,450 13,410
Metropolitan Washington Airports Auth., Series C, 5.00%,
10/1/28 (1) 2,000 2,031
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/32  655 816
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/33  550 683
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,237
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,235
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  1,000 1,229
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  1,350 1,656
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 18,183
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/53  9,410 9,732
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 4.00%, 10/1/53 (2) 5,930 6,816
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/33  2,480 3,145
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/34  1,280 1,619
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/47  2,325 2,865
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,514
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, 6.50%, 10/1/41 (3) 2,025 2,604
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/36  2,500 3,056
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/38  1,000 1,218
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,000 1,206
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/43 (4) 1,850 2,245
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  2,000 2,383

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46 (4) 1,230 1,481
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,000 6,521
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/41 (4) 4,000 5,312
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/45  16,440 21,209
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/46 (4) 2,150 2,825
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  2,975 3,684
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  3,125 3,858
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  940 1,158
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  1,575 1,940
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  1,750 2,151
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  1,225 1,502
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  4,655 5,630
235,850
FLORIDA 0.3%
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 0.01%, 11/15/42  5,325 5,325
5,325
ILLINOIS 0.0%
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-2, VRDN,
0.01%, 8/1/43  800 800
800
KENTUCKY 0.2%
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.03%, 1/1/29 (1) 1,700 1,700
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 0.02%, 1/1/29 (1) 1,100 1,100
2,800
MARYLAND 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
VRDN, 0.04%, 7/1/34  2,385 2,385
2,385

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MINNESOTA 0.2%
Minnesota Housing Fin. Agency, Series C, VRDN, 0.08%,
1/1/38 (1) 3,600 3,600
3,600
MISSISSIPPI 0.2%
Mississippi Business Fin., Chevron USA Project, Series B, VRDN,
0.01%, 11/1/35  2,600 2,600
2,600
NEBRASKA 0.2%
Nebraska Investment Fin. Auth., Series B, VRDN, 0.03%,
9/1/50 (1) 3,100 3,100
3,100
NEW YORK 0.2%
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 0.01%, 2/1/45  3,800 3,800
3,800
PENNSYLVANIA 0.7%
Philadelphia HHEFA, Children's Hosp., Series B, VRDN, 0.01%,
7/1/25  4,600 4,600
Philadelphia HHEFA, Children's Hosp., Series B, VRDN, 0.01%,
7/1/41 (Tender 7/1/21)  7,110 7,110
11,710
PUERTO RICO 5.1%
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (5)(6) 8,845 7,120
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  1,900 2,000
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (7) 2,545 3,026
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (7) 1,250 1,464
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.125%, 7/1/37  1,720 1,813
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  8,485 8,959
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.00%, 7/1/47  4,765 5,073
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (6)(8) 3,987 3,200
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (5)(6) 3,190 2,636
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (5)(6) 1,145 967

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (5)(6) 2,235 1,964
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (5)(6) 540 492
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.90%, 7/1/28 (5)(6) 825 722
Puerto Rico Commonwealth, Public Improvement, Series D, GO,
5.75%, 7/1/41 (5)(6) 1,730 1,514
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.625%, 7/1/33 (5)(6) 3,200 2,820
Puerto Rico Commonwealth, Public Improvement, Unrefunded
Balance, Series A, GO, 5.25%, 7/1/30 (5)(6) 1,710 1,535
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (5)(6) 2,775 2,716
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (5)(6) 365 349
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/30 (5)(6) 1,100 1,053
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (5)(6) 30 29
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (5)(6) 50 48
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (5)(6) 115 110
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (5)(6) 150 144
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (5)(6) 600 573
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (5)(6) 195 186
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (5)(6) 240 229
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (5)(6) 30 29
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (5)(6) 1,420 1,356
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (5)(6) 145 139
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (5)(6) 125 119
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (5)(6) 55 53
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (5)(6) 145 139
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (5)(6) 115 111

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (5)(6) 35 32
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (5)(6) 65 61
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (5)(6) 630 598
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (5)(6) 50 48
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (5)(6) 485 461
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (5)(6) 140 134
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (5)(6) 50 48
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,750 3,085
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  17,565 19,994
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  8,000 8,856
86,005
TEXAS 0.8%
Dallas/Fort Worth Int'l. Airport Fac. Improvement., UPS, VRDN,
0.04%, 5/1/32 (1) 2,000 2,000
Harris County Health Fac. Dev., Methodist Hosp. Sys., Series A-1,
VRDN, 0.01%, 12/1/41  4,800 4,800
Houston Combined Utility System, Series B-6, VRDN, 0.05%,
5/15/34  1,300 1,300
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp. System,
Series A, VRDN, 0.02%, 10/1/41  6,100 6,100
14,200
UTAH 0.0%
Murray City Hosp., IHC Health Services, Series B, VRDN, 0.01%,
5/15/37  400 400
400
VIRGINIA 78.2%
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 4.625%, 1/1/32  3,500 3,578
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 5.00%, 1/1/42  3,200 3,279
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 461
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 478
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 295
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,656
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36  1,000 1,138

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  2,500 2,825
Alexandria IDA, Episcopal High School, 4.50%, 1/1/33  3,610 3,696
Alexandria IDA, Goodwin House, 5.00%, 10/1/35  1,995 2,286
Alexandria IDA, Goodwin House, 5.00%, 10/1/45  7,540 8,514
Alexandria IDA, Goodwin House, 5.00%, 10/1/50  1,000 1,127
Arlington County, GO, 4.00%, 6/15/36  8,585 10,455
Arlington County, GO, 4.00%, 6/15/37  2,835 3,438
Arlington County, Series A, GO, 5.00%, 8/15/32 ( Prerefunded
8/15/26) (9) 1,555 1,911
Arlington County, Series A, GO, 5.00%, 8/15/34 ( Prerefunded
8/15/26) (9) 1,500 1,844
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/38  1,500 1,798
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/39  750 897
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/40  1,600 1,909
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  7,000 8,251
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30  500 664
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  600 791
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  1,400 1,835
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  200 262
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36  1,625 2,120
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37  2,050 2,666
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  550 623
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  3,000 3,360
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,069
Capital Region Airport Commission, Series A, 4.00%, 7/1/34  375 424
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 789
Capital Region Airport Commission, Series A, 4.00%, 7/1/36  650 733
Capital Region Airport Commission, Series A, 4.00%, 7/1/38  850 959
Capital Region Airport Commission, Series A, 4.25%, 7/1/21  500 502
Capital Region Airport Commission, Series A, 5.00%, 7/1/23  600 658
Capital Region Airport Commission, Series A, 5.00%, 7/1/30  995 1,196
Capital Region Airport Commission, Series A, 5.00%, 7/1/32  400 480
Capital Region Airport Commission, Series A, 5.00%, 7/1/33  500 600
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (7) 600 628
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (7) 1,225 1,300
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (7) 2,195 2,329
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/41 (2) 16,520 19,637
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%, 7/1/46  14,140 16,638
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%, 7/1/51  14,265 16,724
Chesapeake Bay Bridge & Tunnel Dist., First Tier, BAN, 5.00%,
11/1/23  12,500 13,858
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (10)(11) 6,270 7,289

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,060 10,539
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40  3,875 4,222
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/36  1,175 1,380
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/37  1,205 1,411
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/39  1,800 2,098
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/43  9,245 10,684
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  1,490 1,900
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/33  2,000 2,537
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/34  2,290 2,897
College of William & Mary, Series A, 4.00%, 2/15/34  375 451
College of William & Mary, Series A, 5.00%, 2/15/29  385 499
College of William & Mary, Series A, 5.00%, 2/15/30  385 509
College of William & Mary, Series A, 5.00%, 2/15/33  370 483
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36  7,060 7,982
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42  4,350 4,881
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 10,866
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 ( Prerefunded 4/1/26) (9) 55 64
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 ( Prerefunded 4/1/26) (9) 1,200 1,393
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
Unrefunded Balance, 4.00%, 4/1/34  7,945 9,092
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
Unrefunded Balance, 4.00%, 4/1/35 ( Prerefunded 4/1/26) (9) 4,565 5,324
Fairfax County Economic Dev. Auth., Smithsonian Institution,
Series A, VRDN, 0.05%, 12/1/33  800 800
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22  155 160
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.50%,
12/1/32  3,550 3,814
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42  1,450 1,555
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47  4,000 4,280
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/33  1,740 2,316

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/34  2,000 2,650
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  1,465 1,527
Fairfax County IDA, Inova Health System, 5.00%, 5/15/40  26,785 27,918
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/42  5,710 5,894
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  1,130 1,234
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  1,665 1,902
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  13,335 14,922
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/28  3,175 3,311
Fairfax County Public Improvement, Series A, GO, 5.00%, 10/1/35
( Prerefunded 4/1/26) (9) 6,000 7,284
Fairfax County Redev . & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 5,147
Fairfax County Redev . & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,793
Fairfax County Sewer, 5.00%, 7/15/44  5,650 6,942
Fairfax County Sewer, Series A, 4.00%, 7/15/37 (4) 6,275 7,836
Fairfax County Sewer, Series A, 4.00%, 7/15/38  1,840 2,092
Fairfax County Sewer, Series A, 5.00%, 7/15/46 (4) 2,500 3,313
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 5,750
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 5,144
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,134
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,795
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 474
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,391
Fredericksburg Economic Dev. Auth., Medicorp Health System,
5.25%, 6/15/21  2,345 2,349
Fredericksburg Economic Dev. Auth., Medicorp Health System,
5.25%, 6/15/23  2,600 2,859
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/25  100 116
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29  3,750 4,370
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30  1,500 1,741
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31  2,000 2,320

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32  5,630 6,530
Halifax County IDA, Electric & Power Co. Project, Series A, VRDN,
0.45%, 12/1/41 (Tender 4/1/22)  4,125 4,130
Hampton Roads Sanitation Dist., Series A, 4.00%, 10/1/38  1,690 1,936
Hampton Roads Sanitation Dist., Series A, 5.00%, 8/1/37
( Prerefunded 8/1/26) (9) 10,070 12,331
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 3,496
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/48  23,410 28,506
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/60  5,000 6,380
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57  51,485 64,066
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 765
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  3,535 3,836
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  3,625 3,930
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/42  1,180 1,209
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/47  8,275 8,466
Henrico County Economic Dev. Auth., 4.00%, 4/15/37
( Prerefunded 4/15/22) (9) 4,065 4,202
Henrico County Economic Dev. Auth., 4.00%, 4/15/42
( Prerefunded 4/15/22) (9) 3,595 3,716
Henrico County Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/30 ( Prerefunded 11/1/22) (9) 7,035 7,517
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  2,665 3,169
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/31  1,650 1,894
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/32  1,430 1,637
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/33  625 715
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/40  500 564
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/45  720 804
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/50  2,500 2,777
Henrico County Water & Sewer, 4.00%, 5/1/32 ( Prerefunded
5/1/23) (9) 4,050 4,350

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Henrico County Water & Sewer, 4.00%, 5/1/33 ( Prerefunded
5/1/23) (9) 4,085 4,388
Henrico County Water & Sewer, 4.00%, 5/1/34 ( Prerefunded
5/1/23) (9) 4,260 4,576
Henrico County Water & Sewer, 5.00%, 5/1/42  3,340 4,003
Henrico County Water & Sewer, 5.00%, 5/1/46  6,570 7,877
Isle of Wight County, Recreational Fac. Improvement, GO, 5.00%,
7/1/43 ( Prerefunded 7/1/22) (9) 2,495 2,623
Isle of Wight County, Recreational Fac. Improvement, Unrefunded
Balance, GO, 5.00%, 7/1/43 ( Prerefunded 7/1/22) (9) 795 837
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 2.00%, 10/1/48 (8) 753 66
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43  2,793 2,934
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 902
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42  1,000 1,069
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48  3,405 3,632
Lexington IDA, V.M.I. Dev. Board, 4.00%, 12/1/30  2,835 3,320
Lexington IDA, Washington & Lee Univ., 4.75%, 1/1/43
( Prerefunded 1/1/22) (9) 1,225 1,258
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,602
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,374
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,234
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,739
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43
( Prerefunded 1/1/22) (9) 7,000 7,200
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,826
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Zero Coupon, 7/1/49  5,000 2,140
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/24  595 661
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/26  35 41
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/47  5,345 6,233
Lynchburg Economic Dev. Auth., Central Health, Series B, VRDN,
0.02%, 1/1/47  16,690 16,690
Madison County IDA, Woodberry Forest School, 3.00%, 10/1/50  11,000 11,963
Manassas Park Economic Dev. Auth., 4.00%, 12/15/38  500 601
Manassas Park Economic Dev. Auth., 4.00%, 12/15/39  500 600
Manassas Park Economic Dev. Auth., 4.00%, 12/15/40  500 598
Manassas Park Economic Dev. Auth., 4.00%, 12/15/52  5,000 5,868
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  1,400 1,649
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 2,032
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  1,000 1,172
Mosaic Dist. CDA, Series A, 4.00%, 3/1/36  1,820 2,128
Newport News Economic Dev. Auth., Lifespire , 5.00%, 12/1/38  6,060 6,872

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Newport News Water, 5.00%, 7/15/32  1,260 1,530
Norfolk, Series A, GO, 5.00%, 10/1/41 ( Prerefunded 10/1/26) (9) 1,050 1,296
Norfolk, Series A, GO, 5.00%, 10/1/46 ( Prerefunded 10/1/26) (9) 2,300 2,840
Norfolk Airport Auth., Series A, 5.00%, 7/1/21  1,000 1,004
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  125 129
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
5.00%, 11/1/43  5,575 5,921
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  2,000 2,567
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  3,870 4,111
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 504
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/34  200 215
Norfolk Water, 5.00%, 11/1/28 ( Prerefunded 5/1/22) (9) 1,705 1,782
Norfolk Water, 5.00%, 11/1/29 ( Prerefunded 5/1/22) (9) 1,125 1,176
Norfolk Water, 5.00%, 11/1/31 ( Prerefunded 5/1/22) (9) 1,020 1,066
Norfolk Water, Series A, 5.25%, 11/1/44  17,250 19,953
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/28  25 26
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/29  20 21
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/31  15 16
Prince William County IDA, Novant Health, Series B, 4.00%,
11/1/33  7,660 7,939
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,000 4,204
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,025 4,169
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22 (11) 1,295 1,331
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22 (10)
(11) 750 772
Richmond Metropolitan Auth., Expressway, Unrefunded Balance,
5.25%, 7/15/22 (11) 4,340 4,460
Richmond Public Utility, Series A, 4.00%, 1/15/39  1,880 2,263
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 3.00%,
7/1/45  7,375 7,838
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/35  2,800 3,392
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/37  3,215 3,872
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/38  2,150 2,583
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/51  5,000 5,855
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  10,675 16,333

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 ( Prerefunded 12/1/23) (9) 3,900 4,509
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/33  550 645
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/34  2,000 2,335
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 5.00%, 12/1/39  2,000 2,453
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/23  300 328
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,310 1,554
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  2,500 2,942
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,176
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 411
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 2,174
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,357
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  3,025 3,041
Univ. of Virginia, Series A, 5.00%, 4/1/38  1,680 2,065
Univ. of Virginia, Series B, 4.00%, 8/1/48  4,930 5,694
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 6,088
Upper Occoquan Sewage Auth., 4.00%, 7/1/34 ( Prerefunded
7/1/25) (9) 5,515 6,318
Upper Occoquan Sewage Auth., 4.00%, 7/1/40 ( Prerefunded
7/1/25) (9) 5,805 6,650
Upper Occoquan Sewage Auth., Series B, 4.00%, 7/1/37  2,155 2,450
Virginia College Building Auth., Series A, 3.00%, 1/15/32  855 961
Virginia College Building Auth., Series A, 3.00%, 1/15/33  880 983
Virginia College Building Auth., Series A, 3.00%, 1/15/34  910 1,013
Virginia College Building Auth., Series A, 3.00%, 1/15/35  930 1,033
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 1,062
Virginia College Building Auth., Series A, 4.00%, 2/1/34  4,500 4,984
Virginia College Building Auth., Series A, 5.00%, 1/15/27  500 612
Virginia College Building Auth., Series A, 5.00%, 1/15/28  285 357
Virginia College Building Auth., Series A, 5.00%, 1/15/31  500 663
Virginia College Building Auth., 21st Century College &
Equipment, 5.00%, 2/1/22  1,000 1,033
Virginia College Building Auth., 21st Century College &
Equipment, Series A, 4.00%, 2/1/31 ( Prerefunded 2/1/22) (9) 10,000 10,261
Virginia College Building Auth., 21st Century College &
Equipment, Series A, 5.00%, 2/1/35  2,000 2,618
Virginia College Building Auth., Univ. of Richmond, 4.00%, 3/1/42  8,010 8,462

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/26 (11) 840 944
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (11) 7,965 10,308
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,520 15,660
Virginia College Building Auth., Washington & Lee Univ., Series A,
5.00%, 1/1/40  3,730 4,257
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30  12,310 13,565
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31  2,445 2,693
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32  6,860 7,553
Virginia Commonwealth Transportation Board, 5.00%, 9/15/30  4,940 6,193
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  3,600 4,251
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/35  2,985 3,520
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,554
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31  11,000 13,445
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33  2,985 3,591
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 6,106
Virginia Commonwealth Univ. Health System Auth., Series B,
4.00%, 7/1/35  1,500 1,730
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/34  2,795 3,413
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/46  5,500 6,598
Virginia HDA, Series E, 4.125%, 12/1/46  5,180 5,777
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  7,710 8,158
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,419
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 2,169
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,295
Virginia Port Auth., Series B, 5.00%, 7/1/41 (1) 2,125 2,498
Virginia Port Auth., Series B, 5.00%, 7/1/45 (1) 12,000 13,999
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/29
( Prerefunded 7/1/25) (1)(9) 1,000 1,181
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/39
( Prerefunded 7/1/25) (1)(9) 7,180 8,483
Virginia Public Building Auth., Series A, 4.00%, 8/1/35  6,690 8,130
Virginia Public Building Auth., Series A, 4.00%, 8/1/36  5,000 5,936
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  1,430 1,720

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Public Building Auth., Series A, 5.00%, 8/1/31
( Prerefunded 8/1/21) (9) 1,090 1,099
Virginia Public Building Auth., Series A, 5.00%, 8/1/31
( Prerefunded 8/1/21) (9) 80 81
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 8,485 10,311
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 8,830 10,702
Virginia Public School Auth., Series A, 4.00%, 8/1/35  2,665 3,245
Virginia Resources Auth., 5.00%, 11/1/40 ( Prerefunded
11/1/25) (9) 6,590 7,896
Virginia Resources Auth., 5.00%, 11/1/45 ( Prerefunded
11/1/25) (9) 4,725 5,661
Virginia Resources Auth., Series A, 4.00%, 11/1/35 (1) 335 410
Virginia Resources Auth., Series A, 4.00%, 11/1/36 (1) 350 425
Virginia Resources Auth., Series A, 4.00%, 11/1/37 (1) 365 441
Virginia Resources Auth., Series A, 4.00%, 11/1/38 (1) 375 452
Virginia Resources Auth., Series A, 4.00%, 11/1/39 (1) 395 475
Virginia Resources Auth., Series A, 4.00%, 11/1/40 (1) 415 498
Virginia Resources Auth., Series A, 4.00%, 11/1/41 (1) 420 502
Virginia Resources Auth., Series A, 5.00%, 11/1/42 ( Prerefunded
11/1/23) (9) 1,640 1,830
Virginia Resources Auth., Series B, 4.00%, 11/1/40  1,335 1,488
Virginia Resources Auth., Series B, 5.00%, 11/1/31 ( Prerefunded
11/1/21) (9) 3,340 3,407
Virginia Resources Auth., Series B, 5.00%, 11/1/36 ( Prerefunded
11/1/21) (9) 4,665 4,760
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 655
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 6,317
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,934
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 5,456
Virginia Resources Auth., Unrefunded Balance, Series A, 5.00%,
11/1/42  40 44
Virginia Resources Auth., Unrefunded Balance, Series B, 5.00%,
11/1/31  50 51
Virginia Small Business Fin. Auth., Bon Secours Healthcare
System, Series A, 4.00%, 12/1/49  5,155 6,002
Virginia Small Business Fin. Auth., Covanta Project, VRDN, 5.00%,
1/1/48 (Tender 7/1/38) (1)(7) 1,700 1,776
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
5.00%, 7/1/23 (1) 1,775 1,869
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
5.25%, 1/1/32 (1) 500 525
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (1) 13,775 14,476
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (1) 6,390 6,760

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Express Lanes, Series 2012,
5.00%, 7/1/34 (1) 8,040 8,252
Virginia Small Business Fin. Auth., Express Lanes, Series 2012,
5.00%, 1/1/40 (1) 15,110 15,505
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/44 (1) 7,990 8,197
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/49 (1) 15,000 15,386
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (1) 5,350 5,491
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (1) 13,995 14,361
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,567
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/45  3,500 3,883
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,000 8,821
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  7,595 8,966
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/37  12,750 15,012
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  7,340 8,621
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/39  4,795 5,620
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,850 9,455
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,640 3,176
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 2,750 3,304
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 18,895 22,638
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 292
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,619
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,615
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/44  9,500 11,032
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/44 ( Prerefunded 1/1/24) (9) 10,455 11,714
Wise County IDA, Electric & Power Co., Series A, VRDN, 0.75%,
10/1/40 (Tender 9/2/25)  5,735 5,780
1,326,350

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par/Shares $ Value
(Amounts in 000s)
WISCONSIN 0.0%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 0.01%,
4/1/48  700 700
700
Total Municipal Securities (Cost $1,599,235) 1,705,560
Total Investments in Securities 100.4%
(Cost $1,599,250) $ 1,705,575
Other Assets Less Liabilities (0.4)% (7,471)
Net Assets 100.0% $ 1,698,104
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Insured by Assured Guaranty Corporation
(4) When-issued security
(5) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6) Non-income producing
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$10,523 and represents 0.6% of net assets.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Prerefunded date is used in determining portfolio maturity.
(10) Escrowed to maturity
(11) Insured by National Public Finance Guarantee Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could

T. ROWE PRICE Virginia Tax-Free Bond Fund

reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F48-054Q1 05/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,705,560 $ — $ 1,705,560
Common Stocks 15 — — 15
Total $ 15 $ 1,705,560 $ — $ 1,705,575